Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.3%
Health Care - 99.3%
2seventy bio, Inc.*(1)	31,965	$242,614
ACADIA Pharmaceuticals, Inc.*	14,235	416,231
ADMA Biologics, Inc.*	88,335	366,590
Agios Pharmaceuticals, Inc.*(1)	13,355	354,175
Alnylam Pharmaceuticals, Inc.*	1,731	338,237
Amgen, Inc.	1,546	361,996
Amicus Therapeutics, Inc.*	25,836	351,886
Amylyx Pharmaceuticals, Inc.*(1)	13,806	323,751
Apellis Pharmaceuticals, Inc.*	3,730	96,048
Ascendis Pharma A/S (Denmark)*(2)	3,802	342,750
Aurinia Pharmaceuticals, Inc. (Canada)*	34,850	403,563
Axsome Therapeutics, Inc.*(1)	4,247	333,262
BeiGene Ltd. (China)*(1)(2)	1,651	353,677
BioCryst Pharmaceuticals, Inc.*	43,278	319,824
Biogen, Inc.*	1,145	309,368
BioMarin Pharmaceutical, Inc.*	3,640	320,065
BioNTech SE (Germany)*(2)	3,097	337,170
Bluebird Bio, Inc.*(1)	89,022	349,857
Blueprint Medicines Corp.*	5,848	385,968
Bridgebio Pharma, Inc.*	20,345	712,278
Deciphera Pharmaceuticals, Inc.*	24,233	327,630
Enanta Pharmaceuticals, Inc.*	14,438	273,889
Exelixis, Inc.*	18,297	360,634
Gilead Sciences, Inc.	4,408	335,625
Halozyme Therapeutics, Inc.*	10,422	447,729
Harmony Biosciences Holdings, Inc.*	9,609	339,870
Immunocore Holdings PLC (United Kingdom)*(1)(2)	5,949	392,515
ImmunoGen, Inc.*	19,392	345,565
Incyte Corp.*	5,593	356,386
Insmed, Inc.*	17,814	393,511
Intercept Pharmaceuticals, Inc.*(1)	28,540	308,232
Intra-Cellular Therapies, Inc.*	5,336	329,978
Ionis Pharmaceuticals, Inc.*(1)	8,418	348,758
Ironwood Pharmaceuticals, Inc.*	31,097	344,866
Kiniksa Pharmaceuticals Ltd. Class A*	20,851	392,833
Legend Biotech Corp.*(2)	4,982	376,241
Lexicon Pharmaceuticals, Inc.*	137,450	276,275
Ligand Pharmaceuticals, Inc.*	4,405	294,827
Mirum Pharmaceuticals, Inc.*	12,129	312,443
Moderna, Inc.*	2,726	320,741
Neurocrine Biosciences, Inc.*	3,647	371,593
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
PTC Therapeutics, Inc.*	7,989	322,276
Reata Pharmaceuticals, Inc. Class A*(1)	3,362	556,680
Regeneron Pharmaceuticals, Inc.*	446	330,892
Rhythm Pharmaceuticals, Inc.*(1)	19,414	346,346
Roivant Sciences Ltd.*	35,389	423,960
Sage Therapeutics, Inc.*	5,920	205,306
Sarepta Therapeutics, Inc.*	2,635	285,608
Theravance Biopharma, Inc.*	33,009	326,459
Travere Therapeutics, Inc.*	20,309	349,112
Ultragenyx Pharmaceutical, Inc.*	6,860	295,803
United Therapeutics Corp.*	1,519	368,692
Vanda Pharmaceuticals, Inc.*	54,805	316,773
Vertex Pharmaceuticals, Inc.*	1,008	355,159
Zai Lab Ltd. (China)*(2)	12,423	373,435

TOTAL INVESTMENTS - 99.3%
(Cost $18,544,895)		19,125,952
Other Assets in Excess of Liabilities - 0.7%		134,316
Net Assets - 100.0%		$19,260,268

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,660,200; total market value of collateral held by the Fund was $2,726,660. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,726,660.
(2)	American Depositary Receipts.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$19,125,952	$0	$—	$19,125,952
Total	$19,125,952	$0	$—	$19,125,952